Other non-current liabilities (Tables)	12 Months Ended
Oct. 31, 2020
Other non-current liabilities [Abstract]
Other Non-current Liabilities
	October 31, 2020	October 31, 2019
	$m	$m
Accruals	39.9	50.4
	39.9	50.4